Fair values - Summary of Carrying Amounts And Fair Value of The Financial Instruments (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Financial guarantee contracts
Financial liabilities
Carrying value	₨ 78	₨ 0
Fair value	78	0
Non convertible debentures | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	100,584	45,211
Fair value	101,725	45,211
Term loan from bank | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	51,157	53,924
Fair value	51,455	53,924
Term Loan From Financial Institutions | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	93,419	92,488
Fair value	99,394	92,488
Compulsorily Convertible Debentures | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	809	553
Fair value	809	553
Senior Secured Notes | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	92,924	128,160
Fair value	98,308	128,160
Compulsorily Convertible Preference Shares | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	26,697	23,200
Fair value	26,697	23,200
Interest accrued but not due on borrowings | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	1,686	1,692
Fair value	1,686	1,692
Interest accrued but not due on debentures | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	1,344	371
Fair value	1,344	371
Capital creditors | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	9,001	8,926
Fair value	9,001	8,926
Purchase consideration payable | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	191	272
Fair value	191	272
Other payables | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	1	109
Fair value	1	109
Interest-bearing loans and borrowings - Short term | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	10,643	12,148
Fair value	10,643	12,148
Trade payables | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	3,245	3,733
Fair value	3,245	3,733
Lease liabilities | Financial liabilities at amortised cost, category [member]
Financial liabilities
Carrying value	2,112	1,646
Fair value	2,112	1,646
Derivative instruments | Financial Liabilities At Fair Value Through Other Comprehensive Income Category [Member]
Financial liabilities
Carrying value	1,070	0
Fair value	1,070	0
Security Deposits | Financial assets measured at amortised cost
Financial assets
Carrying value	185	131
Fair value	185	131
Bank deposits with remaining maturity for more than twelve months | Financial assets measured at amortised cost
Financial assets
Carrying value	2,999	142
Fair value	2,999	142
Trade receivables | Financial assets measured at amortised cost
Financial assets
Carrying value	35,980	25,914
Fair value	35,980	25,914
Cash and cash equivalents | Financial assets measured at amortised cost
Financial assets
Carrying value	20,679	13,089
Fair value	20,679	13,089
Bank balances other than cash and cash equivalents | Financial assets measured at amortised cost
Financial assets
Carrying value	26,506	31,203
Fair value	26,506	31,203
Advances Recoverable | Financial assets measured at amortised cost
Financial assets
Carrying value	154	233
Fair value	154	233
Deferred Consideration Receivable | Financial assets measured at amortised cost
Financial assets
Carrying value	1,936	0
Fair value	1,936	0
Interest Accrued On Fixed Deposits | Financial assets measured at amortised cost
Financial assets
Carrying value	394	607
Fair value	394	607
Government grant receivable | Financial assets measured at amortised cost
Financial assets
Carrying value	1,161	1,749
Fair value	1,161	1,749
Loans To Related Parties | Financial assets measured at amortised cost
Financial assets
Carrying value	11	5
Fair value	11	5
Interest accrued on loans to related parties | Financial assets measured at amortised cost
Financial assets
Carrying value	0	0
Fair value	0	0
Recoverable From Related Parties | Financial assets measured at amortised cost
Financial assets
Carrying value	0	15
Fair value	0	15
Other current financial assets | Financial assets measured at amortised cost
Financial assets
Carrying value	52	114
Fair value	52	114
Investments, unquoted debt securities | Measured at FVTPL
Financial assets
Carrying value	0	624
Fair value	0	624
Derivative instruments | Measured at FVTOCI
Financial assets
Carrying value	2,691	8,718
Fair value	₨ 2,691	₨ 8,718